Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Group's loss before income taxes

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Non-PRC	(2,741,219)	(3,763,962)	(5,633,012)	(883,942)
PRC	(4,226,384)	(3,415,780)	15,335,267	2,406,438
	(6,967,603)	(7,179,742)	9,702,255	1,522,496

Schedule of income taxes

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax	—	—	1,933,798	303,456
Deferred income tax benefit	—	—	(213)	(34)
	—	—	1,933,585	303,422

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
(Loss)/ profit before income tax expense	(6,967,603)	(7,179,742)	9,702,255	1,522,496
PRC statutory tax rate	25%	25%	25%	25%
Income tax (benefits)/ expense at PRC statutory tax rate	(1,741,901)	(1,794,935)	2,425,564	380,624
International tax rate differential	735,028	1,077,383	1,522,480	238,910
Preferential tax rate differential	358,796	57,483	(1,439,100)	(225,826)
Non-deductible expenses	(5,980)	108	167,098	26,221
Non-taxable income	(61,151)	(164,120)	(139,417)	(21,877)
Deferred tax items tax rate differential	(570,382)	(110,821)	51,493	8,080
Additional deduction of research and development expenses	(67,628)	(124,858)	(223,591)	(35,086)
Change in valuation allowance	1,353,218	1,059,760	(430,942)	(67,624)
Income tax expenses	—	—	1,933,585	303,422

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,956,901	1,432,514	224,793
Carryforwards of non-deductible advertising expenses and donations	1,143,858	1,331,067	208,873
Others	94,186	31,926	5,010
Less: valuation allowance	(3,194,945)	(2,764,003)	(433,732)
Total deferred tax assets	—	31,504	4,944
Total deferred tax liabilities	—	(31,291)	(4,910)
Net deferred tax assets	—	213	34